Financial Instruments and Fair Value Disclosures, Realized and Unrealized Gains and Losses (Details) - Level 2 [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Realized and Unrealized Gains and Losses [Abstract]
Realized gains and losses	$ 168,834	$ 144,766
Unrealized gains and losses	51,253	44,584
Total gain/(loss)	220,087	189,350
Foreign Exchange Forwards & Options [Member]
Realized and Unrealized Gains and Losses [Abstract]
Realized gains and losses	168,834	144,766
Unrealized gains and losses	34,494	29,901
Interest Rate Swaps [Member]
Realized and Unrealized Gains and Losses [Abstract]
Unrealized gains and losses	$ 16,759	$ 14,682